OPERATING LEASE (Details Narrative)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Weighted average interest rate, operating lease liabilities	1.06%	0.93%	0.89%
Weighted average remaining lease term	3 years 8 months 12 days	3 years 11 months 19 days	10 years 6 months 18 days